Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (Unaudited) (Details) [Line Items]
Impairment of Real Estate (in Dollars)	$ 6,640	$ 0	$ 0
Earnings Per Share, Basic and Diluted	$ 0.20	$ 0.27	$ 0.31
Loss on Impairment of Depreciable Assets [Member]
Quarterly Financial Data (Unaudited) (Details) [Line Items]
Impairment of Real Estate (in Dollars)	$ 6,600
Earnings Per Share, Basic and Diluted	$ (0.07)